Equity - Schedule of changes in revaluation reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [table]
Opening balance	€ 2,342	€ 4,013
Closing balance	(540)	2,342	€ 4,013
Reserve of gain loss FVOCI [member] | Equity securities [member]
Disclosure of reserves within equity [table]
Opening balance	1,181	1,580	1,914
Changes in unrealised revaluations	94	(337)	137
Realised revaluations transferred to retained earnings	6	(1)	(472)
Other changes		(62)
Closing balance	1,282	1,181	1,580
Reserve of gain loss FVOCI [member] | Debt securities [member]
Disclosure of reserves within equity [table]
Opening balance	309	322	398
Changes in unrealised revaluations	(173)	20	(43)
Realised gains/losses transferred to the statement of profit or loss	(40)	(33)	(33)
Closing balance	96	309	322
Cash flow hedge [member]
Disclosure of reserves within equity [table]
Opening balance	1,450	1,208	604
Changes in unrealised revaluations	(1,603)	242	604
Closing balance	(153)	1,450	1,208
Credit liability [member]
Disclosure of reserves within equity [table]
Opening balance	(117)	(114)	8
Changes in credit liability reserve	37	(19)	(116)
Realised revaluations transferred to retained earnings		16	(6)
Closing balance	(80)	(117)	(114)
Property in own use [member]
Disclosure of reserves within equity [table]
Opening balance	221	253	204
Changes in unrealised revaluations	(2)	(7)	58
Realised revaluations transferred to retained earnings	(11)	(26)	(9)
Closing balance	€ 208	€ 221	€ 253